SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 17:-SUBSEQUENT EVENT

On February 17, 2021, a former employee filed a claim against the Company alleging that he is entitled to compensation for unfair dismissal by the Company. The claim is still in its preliminary stage and the Company cannot estimate the chances of the claim to be accepted.